Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	151 Months Ended	184 Months Ended	215 Months Ended	283 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	6.60%	6.02%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Lipper High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	4.14%	5.65%
Bloomberg U.S. Long Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	(2.90%)	3.36%
Lipper Corporate Debt Funds BBB-Rated Average
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	(0.47%)	2.96%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.67%	6.37%	5.49%
Performance Inception Date						Jan. 31, 2008
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	3.49%	3.05%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	3.61%	3.13%
T. Rowe Price Institutional Floating Rate Fund-F Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	6.24%	5.36%
Performance Inception Date					Aug. 27, 2010
T. Rowe Price Institutional High Yield Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.00%	4.43%	6.11%
Performance Inception Date							May 31, 2002
T. Rowe Price Institutional High Yield Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	1.77%	3.47%
T. Rowe Price Institutional High Yield Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	2.19%	3.53%
T. Rowe Price Institutional Long Duration Credit Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	(2.99%)	3.36%
Performance Inception Date				Jun. 03, 2013
T. Rowe Price Institutional Long Duration Credit Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	(4.97%)	1.10%
T. Rowe Price Institutional Long Duration Credit Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	(3.00%)	1.76%